Consolidated Statement of Changes in Members' Capital and Stockholders' Equity (Deficit) - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Members Capital [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning Balance at Jul. 31, 2013	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance (in shares) at Jul. 31, 2013		0	0
Net loss for the period	0					0
Ending Balance at Dec. 31, 2013	0	$ 0	$ 0	0	0	0
Ending Balance (in shares) at Dec. 31, 2013		0	0
Members' contributions	100,000			100,000
Founders' shares issued | Predecessor [Member]	0		$ 0		0	0
Founders' shares issued	0	$ 0	$ 43,483		(43,483)	0
Founders' shares issued (in shares) | Predecessor [Member]			7,808,001
Founders' shares issued (in shares)			434,827,877
Shares issued for membership transfer	0		$ 1,058	(100,000)	98,942
Shares issued for membership transfer (in shares)			10,581,100
Issuance of common shares for LLC membership transfer	0		$ 100,000	(100,000)
Issuance of common shares for LLC membership transfer (in shares)			190,000
Issuance of Preferred stock | Predecessor [Member]	204,000	204,000
Issuance of Preferred stock	204,000	$ 743			203,257
Issuance of preferred shares (in shares) | Predecessor [Member]		133,334
Issuance of preferred shares (in shares)		7,425,370
Net loss for the period	(334,543)					(334,543)
Reclassification of accumulated deficit as of December 2, 2014 to additional paid-in capital	0				(334,543)	334,543
Net loss	(385,924)					(51,381)
Ending Balance at Dec. 31, 2014	(81,924)	$ 743	$ 44,541	0	(75,827)	(51,381)
Ending Balance (in shares) at Dec. 31, 2014		7,425,370	445,408,977
Common shares issued for cash during quarter ended March 31, 2015	110,000		$ 400		109,600
Common shares issued for cash during quarter ended March 31, 2015 (in shares)			4,003,832
Common shares issued for cash during the period from April 1, 2015 thru May 28, 2015	576,320		$ 2,098		574,222
Common shares issued for cash during the period from April 1, 2015 thru May 28, 2015 (in shares)			20,977,309
Common shares issued for conversion of preferred shares on May 29, 2015	0	$ (743)	$ 743
Common shares issued for conversion of preferred shares on May 29, 2015 (in shares)		(7,425,370)	7,425,370
Reverse acquisition adjustment on May 29, 2015	164		$ 12,687		(12,523)
Reverse acquisition adjustment on May 29, 2015 (in shares)			126,866,348
Shares issued for acquisition-related costs on May 29, 2015	819,105		$ 2,981		816,124
Shares issued for acquisition-related costs on May 29, 2015 (in shares)			29,814,384
Issuance of fully vested, nonforfeitable common shares for future services on June 29, 2015	137,370		$ 500		136,870
Issuance of fully vested, nonforfeitable common shares for future services on June 29, 2015 (in shares)			5,000,000
Common shares issued per settlement agreement reached on July 23, 2015	96,159		$ 350		95,809
Common shares issued per settlement agreement reached on July 23, 2015 (in Shares)			3,500,000
Common shares issued for service performed on July 27, 2015	68,685		$ 250		68,435
Common shares issued for service performed on July 27, 2015 (in Shares)			2,500,000
Return of common shares in exchange for advances on August 26, 2015	(52,037)		$ (2,189)		(49,848)
Return of common shares in exchange for advances on August 26, 2015 (in Shares)			(21,885,591)
Common shares for consulting services earned for the month of August 2015	21,750		$ 79		21,671
Common shares for consulting services earned for the month of August 2015 (in shares)			791,667
Common shares issued to employees upon signing of employment agreement on September 9, 2015	27,474		$ 100		27,374
Common shares issued to employees upon signing of employment agreement on September 9, 2015 (in shares)			1,000,000
Common shares issued for cash on September 29, 2015	40,000		$ 267		39,733
Common shares issued for cash on September 29, 2015 (in shares)			2,666,667
Common shares for consulting services earned for the month of September 2015	11,875		$ 79		11,796
Common shares for consulting services earned for the month of September 2015 (in shares)			791,667
Net loss	(1,760,124)					(1,760,124)
Ending Balance at Sep. 30, 2015	$ 14,817	$ 0	$ 62,886	$ 0	$ 1,763,436	$ (1,811,505)
Ending Balance (in shares) at Sep. 30, 2015		0	628,860,630